TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 14, 2023	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Related Party Transaction [Line Items]
Total revenue from fees, net			$ 1,004,550	$ 772,814		$ 685,414
Temporary equity, new issues (in shares)		5,000,000		5,000,000	[1]
Variable Interest Entity, Not Primary Beneficiary
Related Party Transaction [Line Items]
Loan principal purchased			39,900			29,600
Oak HC/FT Partners V, L.P., Oak HC/FT Partners V-A, L.P. And Oak HC/FT Partners V-B, L.P
Related Party Transaction [Line Items]
Temporary equity, new issues (in shares)	5,000,000
Consideration received on sale	$ 75,000
Related Party
Related Party Transaction [Line Items]
Related party assets			15,200	$ 7,900
Total revenue from fees, net			679,101	622,160		653,471
Related Party | Securitization Vehicles
Related Party Transaction [Line Items]
Related party receivables			79,000	78,400
Total revenue from fees, net			639,400	569,800		492,100
Related Party | Other Financing Vehicles
Related Party Transaction [Line Items]
Related party receivables			20,400	6,300
Total revenue from fees, net			39,700	52,400		161,400
Related Party | Assets
Related Party Transaction [Line Items]
Related party receivables			99,400	84,800
Affiliated Entity | Variable Interest Entity, Not Primary Beneficiary
Related Party Transaction [Line Items]
Loan principal purchased			$ 39,900	$ 0		$ 29,600
Affiliated Entity | Oak HC/FT Partners II, L.P.
Related Party Transaction [Line Items]
Noncontrolling owners, percentage of voting interest	3.00%
Affiliated Entity | Oak HC/FT Partners II, L.P. | Pagaya Technologies Ltd.
Related Party Transaction [Line Items]
Noncontrolling ownership percentage	12.00%

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.